SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Valuation And Qualifying Accounts Tables [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Table [Text Block]
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Three Years Ended December 31, 2016
(U.S. $ in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2016	$146	$5	$61	$(21)	$191
Year ended December 31, 2015	$149	$18	$(6)	$(15)	$146
Year ended December 31, 2014	$187	$22	$(18)	$(42)	$149

Allowance in respect of carryforward tax losses:
Year ended December 31, 2016	$760	$135	$1,137	$(342)	$1,690
Year ended December 31, 2015	$671	$249	$1	$(161)	$760
Year ended December 31, 2014	$791	$128	$0	$(248)	$671